Hypothetical Effect of an Adverse Change in Key Assumptions (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Effect on value- 1% adverse change	$ (6,737,000)	$ (2,071,000)	$ (935,000)
Effect on value- 2% adverse change	(12,876,000)	(3,953,000)	(1,785,000)
Effect on value- 5% adverse change	(2,777,000)	(1,278,000)	(266,000)
Effect on value- 5% adverse change - Percentage	5.00%	5.00%	5.00%
Effect on value- 10% adverse change	(5,465,000)	(2,505,000)	(526,000)
Effect on value- 5% adverse change	(947,000)	(415,000)	(279,000)
Effect on value- 5% adverse change - Percentage	5.00%	5.00%	5.00%
Effect on value- 10% adverse change	$ (1,894,000)	$ (830,000)	$ (558,000)